Declaration of Dividends (Details) (Final Dividend Prior Year [Member])	3 Months Ended
	Mar. 31, 2011 Common stock [Member] C D Is [Member]	Mar. 31, 2011 Common stock [Member] G H Ds [Member]	Mar. 31, 2011 Common stock [Member] A D Ss [Member]	Mar. 31, 2011 Common stock [Member] ZAR	Mar. 31, 2011 Common stock [Member] USD ($)	Mar. 31, 2011 E Ordinary Shares [Member] ZAR	Mar. 31, 2011 E Ordinary Shares [Member] USD ($)	Mar. 31, 2011 C D Is [Member]	Mar. 31, 2011 G H Ds [Member]	Mar. 31, 2011 A D Ss [Member]
Dividends Payable [Line Items]
Declaration date				Feb. 15, 2011	Feb. 15, 2011	Feb. 15, 2011	Feb. 15, 2011
Record date				Mar. 11, 2011	Mar. 11, 2011	Mar. 11, 2011	Mar. 11, 2011
Dividends Date To Be Paid Day Month And Year	Mar. 18, 2011	Mar. 21, 2011	Mar. 28, 2011	Mar. 18, 2011	Mar. 18, 2011	Mar. 18, 2011	Mar. 18, 2011
Common Stock Dividends Per Share Declared				0.80	$ 0.1126	0.40	$ 0.0563
Share Conversion Ratio Ghanaian Depositary To Ordinary Share (number of shares)									100
Share Conversion Ratio Chess Depositary To Ordinary Share (number of shares)								0.2
Share Conversion Ratio American Depositary To Ordinary Share (number of shares)										1